COST OF REVENUE (Tables)	3 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF COST OF REVENUE

Cost of revenue incurred are comprised of the following:

	March 31, 2026	March 31, 2025
Salaries and benefits	$113,596	$153,733
Sensera costs	55,119	-
Subcontractors	-	25,323
Software and other	10,240	8,237
Depreciation	527	414
	$179,482	$187,707